Fair Value Measurements (Details) - EBP 030 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 1,860,147	$ 1,724,261
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	427,897	481,701
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	427,897	481,701
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Investments measured at net asset value, Collective funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,432,250	1,242,560
Dover Stock Fund | Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	419,699	415,560
Dover Stock Fund | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	419,699	415,560
Dover Stock Fund | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Dover Stock Fund | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Mutual fund | Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value		59,307
Mutual fund | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value		59,307
Mutual fund | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value		0
Mutual fund | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value		0
Interest-bearing cash | Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	8,198	6,834
Interest-bearing cash | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	8,198	6,834
Interest-bearing cash | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Interest-bearing cash | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 0	$ 0